Document and Entity Information	Dec. 12, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 12, 2023
Entity Registrant Name	CHOICE HOTELS INTERNATIONAL INC /DE
Entity Incorporation State Country Code	DE
Entity File Number	001-13393
Entity Tax Identification Number	52-1209792
Entity Address Address Line 1	915 Meeting Street
Entity Address City Or Town	North Bethesda
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20852
City Area Code	301
Local Phone Number	592-5000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CHH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001046311
Amendment Flag	false
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address Address Line 1	1 Choice Hotels Circle
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Rockville
Entity Address State Or Province	MD
Entity Address Postal Zip Code	20850